Investments (Fair Value of Fixed Income Securities by Contractual Maturity) (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 203
Due after one year through five years	397
Due after five years through ten years	387
Due after ten years	688
Total	1,675
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	98
Due after one year through five years	154
Due after five years through ten years	212
Due after ten years	357
Total	$ 821